Offerings	Feb. 04, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Healthpeak Properties, Inc.
Fee Rate	0.01531%
Offering Note	Note 1.a. Omitted pursuant to Form S-3 General Instruction II.E. Note 1.b. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. An unspecified number of the securities of each identified class of securities is being registered for possible issuance from time to time at indeterminate prices. Note 1.c. Deferred in reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Healthpeak Properties, Inc.
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Healthpeak Properties, Inc.
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by Healthpeak Properties, Inc. of Debt Securities of Healthpeak OP, LLC
Fee Rate	0.01531%
Offering Note	See offering note 1. Healthpeak Properties, Inc. will fully and unconditionally guarantee debt securities issued by Healthpeak OP, LLC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of Healthpeak OP, LLC debt securities being registered.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Healthpeak Properties, Inc. Depositary Shares
Fee Rate	0.01531%
Offering Note	See offering note 1. Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock and will be evidenced by a depositary receipt.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Healthpeak Properties, Inc. Warrants
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Healthpeak OP, LLC
Fee Rate	0.01531%
Offering Note	See offering note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by Healthpeak OP, LLC of Debt Securities of Healthpeak Properties, Inc.
Fee Rate	0.01531%
Offering Note	See offering note 1. Healthpeak OP, LLC may fully and unconditionally guarantee debt securities issued by Healthpeak Properties, Inc. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of Healthpeak Properties, Inc. debt securities being registered.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by DOC DR, LLC of Debt Securities of Healthpeak Properties, Inc. and Healthpeak OP, LLC
Fee Rate	0.01531%
Offering Note	See offering note 1. DOC DR, LLC and DOC DR Holdco, LLC may fully and unconditionally guarantee debt securities issued by Healthpeak Properties, Inc. and/or Healthpeak OP, LLC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of Healthpeak Properties, Inc. and/or Healthpeak OP, LLC debt securities being registered.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees by DOC DR Holdco, LLC of Debt Securities of Healthpeak Properties, Inc. and Healthpeak OP, LLC
Fee Rate	0.01531%
Offering Note	See offering note 1. DOC DR, LLC and DOC DR Holdco, LLC may fully and unconditionally guarantee debt securities issued by Healthpeak Properties, Inc. and/or Healthpeak OP, LLC. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of Healthpeak Properties, Inc. and/or Healthpeak OP, LLC debt securities being registered.